Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with U.S. GAAP and include the accounts of Mosaic ImmunoEngineering, Inc. (formerly known as Patriot Scientific Corporation) and our subsidiaries. All intercompany accounts and transactions among the consolidated entities have been eliminated in the consolidated financial statements. Certain reclassifications have been made to amounts in prior periods to conform to the current period presentation. All reclassifications have been applied consistently to the periods presented. Such reclassifications have no effect on net loss as previously reported.

In conjunction with the Reverse Merger, Private Mosaic’s historical results of operations replaced PTSC’s historical results of operations for all periods prior to the Reverse Merger and, for all periods following the Closing Date of the Reverse Merger, the results of operations of the combined company are included in the Company’s consolidated financial statements. The prior year financial information covers the periods from June 1, 2020 to December 31, 2020 and March 30, 2020 (date of inception) to May 31, 2020 as a result of the change in fiscal year from May 31st to December 31st effective December 31, 2020 (see Note 1). In addition, operating results for the year ended December 31, 2021 are not necessarily indicative of the results that may be expected for the year ending December 31, 2022.

Segment Reporting

Segment Reporting

The Company manages its operations as a single operating segment for the purposes of assessing performance and making operating decisions. No revenue has been generated since inception, and all tangible assets are held in the United States.

Reverse Merger

Reverse Merger

On August 21, 2020, Private Mosaic completed a Reverse Merger with PTSC pursuant to which Private Mosaic merged into PTSC (see Note 1). Due to the nominal assets and limited operations of PTSC prior to the Reverse Merger, the transaction was treated as a reverse acquisition under the provision of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 805 whereby Private Mosaic became the accounting acquirer (legal acquiree) and PTSC was treated as the accounting acquiree (legal acquirer). As the transaction was treated as a reverse asset acquisition, no intangibles, including goodwill, were recognized. The net tangible assets acquired and liabilities assumed totaled $374,435 which were acquired by Private Mosaic in connection with the transaction and were recorded at their estimated acquisition date fair values as of the Closing Date, as follows:

Cash and cash equivalents	$427,971
Restricted cash and cash equivalents	177,244
Refundable income taxes	26,078
Prepaid expenses and other current assets	10,402
Investment in affiliated company	32,739
Accounts payable, accrued expenses and other	(299,999)
Net assets acquired	$374,435

Cash and Cash Equivalents	Cash and Cash Equivalents We consider all highly liquid investments acquired with a maturity of three months or less from the purchase date to be cash equivalents.
Investment in Affiliated Company

Investment in Affiliated Company

We had a 50% interest in Phoenix Digital Solutions LLC (“PDS”). We accounted for our investment using the equity method of accounting since the investment provides us the ability to exercise significant influence, but not control, over the investee. Significant influence is generally deemed to exist if we have an ownership interest in the voting stock of the investee of between 20% and 50%, although other factors, such as representation on the investee’s Board of Directors, are considered in determining whether the equity method of accounting is appropriate. Under the equity method of accounting, the investment, originally recorded at cost, is adjusted to recognize our share of net earnings or losses of the investee and is recognized in the consolidated statements of operations in the caption “Equity in earnings (loss) of affiliated company” and also is adjusted by contributions to and distributions from PDS. On September 29, 2020, the managing members of PDS agreed to wind up and dissolve PDS as the underlying intellectual property was not deemed enforceable by the managing members. In January 2021, the remaining assets of PDS were distributed to its members (see Note 4).

We own 100% of the preferred stock of Holocom (see Note 4). Prior to impairment, this investment was accounted for at cost since we do not have the ability to exercise significant influence over the operating and financial policies of Holocom.

Financial Instruments and Concentrations of Credit Risk

Financial Instruments and Concentrations of Credit Risk

Financial instruments that potentially subject us to concentrations of credit risk consist principally of cash and cash equivalents.

We invest our cash and cash equivalents primarily in money market funds. Cash and cash equivalents are maintained with high quality financial institutions, which are regularly monitored by management. At times, deposits held with financial institutions may exceed the amount of insurance provided by the Federal Deposit Insurance Corporation and the Securities Investor Protection Corporation. We perform ongoing evaluations of these financial institutions to limit our concentration of risk exposure.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Our financial instruments consist principally of cash and cash equivalents, accounts payable, accrued payable to founders, derivative liability, accrued expenses and other, and convertible notes. The carrying value of these financial instruments, except for the derivative liability and convertible notes, approximates fair value because of the immediate or short-term maturity of the instruments. We record the derivative liability at fair value (see Note 3). The convertible notes are initially recorded at their amortized cost and are being accreted to their redemption value over the estimated conversion period using the effective interest method (see Note 7).

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Significant estimates in these consolidated financial statements include those related to the fair value of the anti-dilution issuance rights liability (derivative liability), the timing of conversion of the convertible notes, the provision or benefit for income taxes and the corresponding valuation allowance on deferred tax assets. In addition, management’s assessment of the Company’s ability to continue as a going concern involves the estimation of the amount and timing of future cash inflows and outflows. On an ongoing basis, the Company evaluates its estimates, judgments, and methodologies. The Company bases its estimates on historical experience and on various other assumptions believed to be reasonable. Due to the inherent uncertainty involved in making such accounting estimates and assumptions, the actual financial statement results could differ materially from such accounting estimates and assumptions.

Convertible Notes

Convertible Notes

The Company follows ASC 480-10, “Distinguishing Liabilities from Equity” in its evaluation of the accounting for share-settled debt. ASC 480-10-25-14 requires liability accounting for certain financial instruments, including shares that embody an unconditional obligation to transfer a variable number of shares, provided that the monetary value of the obligation is based solely or predominantly on one of the following three characteristics:

a)	A fixed monetary amount known at inception;
b)	Variations in something other than the fair value of the issuer’s equity shares; or
c)	Variations in the fair value of the issuer’s equity shares, but the monetary value to the counterparty moves in the opposite direction as the value of the issuer’s shares

Moreover, equity classification was not an appropriate classification for the convertible notes because the underlying terms of the convertible notes do not expose the investors to risks and rewards similar to those of an owner and, therefore, do not create a shareholder relationship. Pursuant to ASC 835-30, the convertible notes were initially recorded at their amortized cost and were accreted to their redemption value over the estimated conversion period using the effective interest method (see Note 7).

Assessment of Contingent Liabilities

Assessment of Contingent Liabilities

We may be involved in various legal matters, disputes, and patent infringement claims which arise in the ordinary course of our business. We accrue for any estimated losses at the time when we can make a reliable estimate of such loss and it is probable that it has been incurred. By their very nature, contingencies are difficult to estimate. We continually evaluate information related to all contingencies to determine that the basis on which we have recorded our estimated exposure is appropriate.

Patent Costs

Patent Costs

Patent fees and patent related costs in connection with filing and prosecuting patent applications are expensed as incurred and are classified as general and administrative expenses in the accompanying consolidated financial statements.

Share-Based Compensation

Share-Based Compensation

We account for restricted stock units (“RSUs”) and other share-based awards granted under our equity compensation plan in accordance with the authoritative guidance for share-based compensation. The fair value of RSUs is measured at the grant date based on the closing market price of our common stock on the date of grant, and is recognized as expense on a straight-line basis over the period of vesting. Forfeitures are recognized as a reduction of share-based compensation expense as they occur. At December 31, 2021, there were no outstanding share-based awards with market or performance conditions.

In addition, we periodically grant RSUs to non-employee consultants, which we account for in accordance with the authoritative guidance for share-based compensation. The cost of non-employee services received in exchange for share-based awards are measured based on either the fair value of the consideration received or the fair value of the share-based award issued, whichever is more reliably measurable.

Basic and Diluted Income (Loss) Per Common Share

Basic and Diluted Income (Loss) Per Common Share

Basic income (loss) per common share is computed by dividing income (loss) available to common stockholders by the weighted average number of common shares outstanding during the period. Diluted earnings per common share is computed by dividing our net income (loss) available to common stockholders by the sum of the weighted average number of common shares outstanding during the period, plus the potential dilutive effects of unvested RSUs and shares of common stock expected to be issued under our Series B Preferred during the period.

The potential dilutive effect of unvested RSUs outstanding during the period are calculated in accordance with the treasury stock method, but are excluded if their effect is anti-dilutive. The potential dilutive effect of our Convertible Notes and Series A and Series B Preferred outstanding during the period is calculated using the if-converted method assuming the conversion of Convertible Notes and Series A and Series B Preferred as of the earliest period reported or at the date of issuance, if later, but are excluded if their effect is anti-dilutive.

The following table presents common share equivalents excluded from the calculation of diluted net income (loss) per share for the year ended December 31, 2021 and for the seven months ended December 31, 2020, as the effect of their inclusion would have been anti-dilutive during periods of net loss:

	Year Ended December 31, 2021	Seven Months Ended December 31, 2020
Convertible Notes	161,330	–
Series A and Series B Preferred	1,313,050	4,456,589
Unvested RSUs	446,670	23,574
Total	1,921,050	4,480,163

Moreover, in connection with an acquisition of Crossflo by PTSC (see Note 1), 5,690 escrow shares were issued that are contingent upon certain representations and warranties made by Crossflo. We exclude these escrow shares from the basic income (loss) per share calculations and would have included the escrowed shares in the diluted income per share calculations if we reported net income.

Income Taxes

Income Taxes

We follow authoritative guidance in accounting for uncertainties in income taxes. This authoritative guidance prescribes a recognition threshold and measurement requirement for the financial statement recognition of a tax position that has been taken or is expected to be taken on a tax return and also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. Under this guidance, we may only recognize tax positions that meet a “more likely than not” threshold.

We follow authoritative guidance to evaluate whether a valuation allowance should be established against our deferred tax assets based on the consideration of all available evidence using a “more likely than not” standard. In making such judgments, significant weight is given to evidence that can be objectively verified. We assess our deferred tax assets annually under more likely than not scenarios in which they may be realized through future income.

In addition, utilization of our net operating loss carryforwards may be subject to an annual limitation due to ownership change limitations that may have occurred as a result of the Reverse Merger, or that could occur in the future, as required by Section 382 of the Internal Revenue Code of 1986, as amended (the “Code”). These ownership changes may limit the amount of the net operating loss carryforwards that can be utilized annually to offset future taxable income and tax, respectively. In general, an “ownership change” as defined by Section 382 of the Code results from a transaction or series of transactions over a three-year period resulting in an ownership change of more than 50 percentage points of the outstanding stock of a Company by certain stockholders. Moreover, since we will need to raise substantial additional funding to finance our operations, we may undergo further ownership changes in the future, which could further limit our ability to use net operating loss carryforwards. As a result, if we generate taxable income, our ability to use some of our net operating loss carryforwards to offset U.S. federal taxable income may be subject to limitations, which could result in increased future tax liability to us.

With the exception of refundable income taxes, we have determined that it was more likely than not that all of our deferred tax assets will not be realized in the future due to our continuing pre-tax and taxable losses in addition to the potential loss of deferred tax assets as a result of the Reverse Merger (see Note 1). As a result of this determination, we have recorded a full valuation allowance against our deferred tax assets.

Recently Adopted Accounting Standards

Recently Adopted Accounting Standards

In December 2019, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2019-12, “Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes” (“ASU 2019-12”), which simplifies the accounting for income taxes by removing certain exceptions and improving consistent application in certain areas of Topic 740. ASU 2019-12 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2020, however, early adoption is permitted. The Company adopted ASU 2019-12 effective January 1, 2021. Implementation of this guidance did not have a material impact on the Company’s consolidated financial statements.

Recently Issued Accounting Standards Not Yet Adopted

Recently Issued Accounting Standards Not Yet Adopted

No new accounting pronouncements issued but not yet adopted are expected to have a material impact on the Company's consolidated financial statements.